Provisions for Compensation and Penalty - Schedule of Provisions for Compensation and Penalty (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions for Compensation and Penalty [Line Items]
Provisions for Compensation and Penalty		$ 1,574,240
Provision for Compensation [Member]
Schedule of Provisions for Compensation and Penalty [Line Items]
Provisions for Compensation and Penalty		328,615
Provision for Penalty [Member]
Schedule of Provisions for Compensation and Penalty [Line Items]
Provisions for Compensation and Penalty		$ 1,245,625